Significant acquisition of businesses (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure of significant transactions [abstract]
Fair value of assets and liabilities arising from acquisitions
(USD millions)	Dec 31, 2024

Property, plant and equipment	20

Right-of-use assets	47

In-process research and development	1 424

Other intangible assets	1 156

Deferred tax assets	465

Non-current financial and other assets	31

Financial and other current assets	613

Cash and cash equivalents	242

Deferred tax liabilities	-799

Current and non-current financial debts	-852

Current and non-current lease liabilities	-47

Trade payables and other liabilities	-297

Net identifiable assets acquired	2 003

Non-controlling interests	-75

Goodwill	2 701

Total purchase consideration for business combinations	4 629

Identifiable net assets acquired through acquisitions applying the optional concentration test
(USD millions)	Jun 30, 2025

Property, plant and equipment	4

Right-of-use assets	8

In-process research and development	1 664

Deferred tax assets [1]	125

Non-current financial and other assets	14

Other current assets	10

Cash and cash equivalents	70

Current and non-current lease liabilities	-8

Trade payables and other liabilities	-95

Identifiable net assets acquired	1 792

[1] Deferred tax assets are attributable to tax loss and tax credit carryforwards.